Intangible Assets, Net and Goodwill	12 Months Ended
Nov. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net and Goodwill	Intangible Assets, Net and Goodwill
A summary of intangible assets, net and goodwill is as follows (in thousands):

	November 30,
	2021	2020
Indefinite lived intangibles:
Exchange and clearing organization membership interests and registrations	$7,732	$7,884

Amortizable intangibles:
Customer and other relationships, net of accumulated amortization of $128,012 and $119,694	42,808	51,285
Trademarks and tradename, net of accumulated amortization of $32,244 and $28,585	96,509	100,255
Other, net of accumulated amortization of $11,329 and $8,953	5,353	7,729
Total intangible assets, net	152,402	167,153

Goodwill:
Investment Banking and Capital Markets (1)	1,561,928	1,563,144
Asset Management	143,000	143,000
Real estate	36,711	36,711
Other operations	3,459	3,459
Total goodwill	1,745,098	1,746,314

Total intangible assets, net and goodwill	$1,897,500	$1,913,467

(1)    The decrease in Investment Banking and Capital Markets goodwill during the year ended November 30, 2021, primarily relates to translation adjustments.
Amortization expense on intangible assets was $14.2 million, $15.3 million and $14.6 million for the years ended November 30, 2021, 2020 and 2019, respectively.

The estimated aggregate future amortization expense for the intangible assets for each of the next five fiscal years is as follows (in thousands):

2022	$11,134
2023	9,900
2024	9,143
2025	8,632
2026	8,606
Goodwill Impairment Testing
We performed our annual impairment testing of goodwill within the Investment Banking and Capital Markets, and Asset Management reportable segments as of August 1, 2021. The quantitative goodwill impairment test is performed at our reporting unit level. The fair value of the reporting unit is compared with its carrying value, including goodwill and allocated intangible assets. If the fair value is in excess of the carrying value, the goodwill for the reporting unit is considered not to be impaired. If the fair value is less than the carrying value, an impairment loss is recognized as the difference between the fair value and carrying value of the reporting unit.
The estimated fair value of both the Investment Banking and Capital Markets reportable segment and the Asset Management reportable segment are based on valuation techniques that we believe market participants would use, although the valuation process requires significant judgment and often involves the use of significant estimates and assumptions. The methodologies we utilize in estimating fair value include price-to-earnings and price-to-book multiples of comparable public companies and/or projected cash flows. In addition, as the fair values determined under the market approach represent a noncontrolling interest, we applied a control premium to arrive at the estimated fair value of our reporting units on a controlling basis. An independent valuation specialist was engaged to assist with the valuation process at August 1, 2021. The results of our annual goodwill impairment test for both the Investment Banking and Capital Markets reportable segment and the Asset Management reportable segment did not indicate any goodwill impairment.

Intangible Asset Impairment Testing
We performed our annual impairment testing of intangible assets with an indefinite useful life, which consists of exchange and clearing organization membership interests and registrations within our Investment Banking and Capital Markets reportable segment, at August 1, 2021. We utilized quantitative assessments of membership interests and registrations that have available quoted sales prices as well as certain other membership interests and registrations that have declined in utilization and qualitative assessments were performed on the remainder of our indefinite-life intangible assets. In applying our quantitative assessments, we recognized immaterial impairment losses on certain exchange membership interests and registrations. With regard to our qualitative assessments of the remaining indefinite-life intangible assets, based on our assessments of market conditions, the utilization of the assets and the replacement costs associated with the assets, we have concluded that it is not more likely than not that the intangible assets are impaired.